Income Taxes - Summary of Disclosing Information Relating to Tax Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Loss before taxes	€ (73,806)	€ (43,686)	€ (19,770)
Expected taxes applying the domestic tax rate of 27.725% (previous year: 27.725%)	(20,463)	(12,112)
Foreign tax rate differential	(19)	(85)
Tax effect of expenses that are not deductible for tax purposes / tax adjustments	267	192
Tax effect from losses incurred in the current year and deductible temporary differences for which no deferred taxes were recognized	18,160	15,650
Recognition of previously unrecognized deferred tax assets from deductible temporary differences and on loss carryforwards and reversal of deductible temporary differences / utilization of loss carryforwards for which no deferred taxes were previously recognized	(448)	0
Write-up/-down of deferred tax assets	451	(2,123)
Effect of equity-settled share-based payments	1,629	233
Other	399	37
Tax expense for the fiscal year	€ (24)	€ 1,791	€ 0